Operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Operating Expenses

	Year Ended December 31,
	2020	2019
Oyu Tolgoi administration expenses	$124,889	$134,573
Royalty expenses	63,420	64,048
Inventory reversals (a)	(2,703)	(2,161)
Selling expenses	11,147	14,607
Depreciation	5,236	8,133
Other	282	2,293
	$202,271	$221,493

(a)	Inventory reversals include net adjustments to the carrying value of ore stockpile inventories and materials and supplies; refer to Note 9.